2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2015
Stock based compensation	$ 0	$ 0
Uncertain tax positions		$ 0	$ 0
Potentially dilutive securities		0
Federal [Member]
Operating loss carryforward		$ 637,000	592,000
State [Member]
Operating loss carryforward		$ 634,000	$ 489,178